Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) reporting_unit	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 01, 2020
Goodwill [Line Items]
Goodwill impairment				$ 10,465
Goodwill [Roll Forward]
Beginning balance				146,241	$ 146,370
Acquisitions				415	66
Impairments				(10,465)
Dispositions, currency exchange and other				(932)	(195)
Ending balance	$ 135,259	$ 135,259		135,259	146,241
Orbital slots
Goodwill [Line Items]
Impairment charge - intangible assets		4,373
Customer lists
Goodwill [Line Items]
Impairment charge - intangible assets		1,201
Communications
Goodwill [Line Items]
Goodwill impairment				8,253
Number of reporting units | reporting_unit	4
Goodwill [Roll Forward]
Beginning balance				100,234	100,551
Acquisitions				0	0
Impairments				(8,253)
Dispositions, currency exchange and other				(5)	(317)
Ending balance	$ 91,976	91,976		91,976	100,234
Communications | Entertainment Group
Goodwill [Line Items]
Percent fair values exceeded book values (less than)						10.00%
Communications | Video
Goodwill [Line Items]
Long-lived asset impairment		7,255
Goodwill impairment		8,253
Goodwill [Roll Forward]
Impairments		(8,253)
Communications | Consumer Wireline
Goodwill [Line Items]
Goodwill impairment		0
Goodwill [Roll Forward]
Impairments		0
WarnerMedia
Goodwill [Line Items]
Goodwill impairment				0
Number of reporting units | reporting_unit	4
Goodwill [Roll Forward]
Beginning balance				42,345	42,101
Acquisitions				415	66
Impairments				0
Dispositions, currency exchange and other				(313)	178
Ending balance	$ 42,447	42,447		42,447	42,345
WarnerMedia | Turner
Goodwill [Line Items]
Percent fair values exceeded book values (less than)						10.00%
WarnerMedia | Home Box Office
Goodwill [Line Items]
Percent fair values exceeded book values (less than)						10.00%
Latin America
Goodwill [Line Items]
Goodwill impairment				2,212
Number of reporting units | reporting_unit	2
Goodwill [Roll Forward]
Beginning balance				3,662	3,718
Acquisitions				0	0
Impairments				(2,212)
Dispositions, currency exchange and other				(614)	(56)
Ending balance	$ 836	$ 836		$ 836	$ 3,662
Latin America | Vrio | Latin America
Goodwill [Line Items]
Goodwill impairment			$ 2,212
Goodwill [Roll Forward]
Impairments			(2,212)
Latin America | Vrio | Latin America | Noncontrolling Interest
Goodwill [Line Items]
Goodwill impairment			105
Goodwill [Roll Forward]
Impairments			$ (105)